FINANCE LEASE RECEIVABLES, NET - Summary of Finance Lease Receivables (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	¥ 263,769,086	$ 37,151,099	¥ 1,161,811,131
Add: unamortized initial direct costs	339,984	47,886	380,815
Less: unearned income	(14,521,627)	(2,045,328)	(80,532,057)
Less: allowance for finance lease receivables-collective	(12,701,391)	(1,788,954)	(22,171,266)	$ (3,122,758)	¥ (32,216,759)
Total finance lease receivables, net	236,886,052	33,364,703	1,059,488,623
Finance lease receivables-current	200,459,435	28,234,121	799,438,656
Finance lease receivables-non-current	¥ 36,426,617	$ 5,130,582	¥ 260,049,967